Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Total comprehensive loss attributable to equity holders	£ 5,570	£ (3,005)	[1]	£ 4,834

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.